HOSPITALITY REVENUE	6 Months Ended
Jun. 30, 2018
Disclosure of revenue [Abstract]
HOSPITALITY REVENUE
HOSPITALITY REVENUE
The components of hospitality revenue are as follows:

	Three months ended Jun. 30,		Six months ended Jun. 30,
(US$ Millions)	2018	2017	2018	2017
Room, food and beverage(1)	$348	$430	$675	$804
Gaming, and other leisure activities(1)	89	—	222	—
Other hospitality revenue(1)	39	—	61	—
Total hospitality revenue	$476	$430	$958	$804

(1)
The partnership adopted IFRS 15, Revenues from Contracts with Customers, in 2018 using the modified retrospective method. The comparative information has not been restated and is reported under the accounting standards effective for those periods.